LONG-TERM LOANS AND CREDIT LINES (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt, by Current and Noncurrent [Abstract]
Schedule of Line of Credit Facilities
Israel	Line of Credit	Gov guaranteed loans	Machinary finance loans	Commercial loans
Total balance amount		$4,710		$2,612
Rate(*)		7.25%		6.65%
Duration		5-10		7

USA
Total balance amount	$12,138		$702	$7,066
Rate	2.9%-7.75%		6.5%	3.75%-4.2%
Duration (Years)	Revolving		5	7-10

Schedule of Long-Term Loans and Credit Lines
Year	Amount
2024	2,200
2025	2,146
2026	2,164
2027	2,277
2028 and after	6,299
$15,086

Schedule of Carrying Values and Fair Values of Long-Term Debt
	Fair value		Carrying Amount
	(Dollars in thousands)		(Dollars in thousands)
	2023	2022	2023	2022

Citi Bank Loan	$4,486	$4,876	$4,412	$4,856
Bank Leumi Loan	$2,473	$2,834	$2,447	$2,834